Balances and Transactions with Related Parties - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CHNC [member]
Disclosure of transactions between related parties [line items]
Purchase of gas and crude oil	$ 453	$ 442	$ 424
Net balance payable	$ 38	$ 46	$ 29
Proportion of explotation concession of Loma Campana	50.00%
CDNC and CHNC [member]
Disclosure of transactions between related parties [line items]
Proportion of ownership interest	100.00%